INVENTORIES	12 Months Ended
Dec. 31, 2019
Disclosure Of Inventories [Abstract]
Disclosure of inventories [text block]
NOTE 4. INVENTORIES

	12-31-2019	12-31-2018
Components of Inventory	ThU.S.$	ThU.S.$
Raw materials	129,004	111,483
Production supplies	128,229	122,794
Work in progress	69,760	66,432
Finished goods	532,200	554,933
Spare Parts	194,674	174,554
Total Inventories	1,053,867	1,030,196

Inventories recognized as cost of sales as of December 31, 2019 were ThU.S.$3,861,891
(ThU.S.$
3,662,348
and ThU.S.$3,510,009 as of
December 31
, 2018 and 2017, respectively).

In order to have the inventories recorded at net realizable value as of
December 31, 2019, a net decrease of inventories was recognized associated with a higher provision of obsolescence of ThU.S.$26,877 (ThU.S.$2,038 and ThU.S.$ 1,264
as of
December 31
, 2018 and 2017, respectively).
As of December
31
, 2019, the amount of obsolescence provision is ThU.S.$53,180 (ThU.S.$26,303 as of December 31, 2018).

As of
December 31
, 2019, there were inventory write-offs of ThU.S.$1,734 (ThU.S.$6,760 and ThU.S.$ 1,427
as of
December 31
, 2018 and 2017, respectively)

The inventory obsolescence provision is calculated based on the sales conditions of products and age of inventory (inventory turnover).

As of the date of these consolidated financial statements, there are no inventories pledged as security to report.